Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (440,471)	$ (61,919)	¥ (4,393,797)
Accretion of redeemable noncontrolling interests	0	0	(12,306)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(440,471)	(61,919)	(4,406,103)
Class A Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	(218,591)	(30,729)	(2,121,729)
Accretion of redeemable noncontrolling interests	0	0	(5,942)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (218,591)	$ (30,729)	¥ (2,127,671)
Denominator:
Weighted average number of ordinary shares outstanding, basic	2,955,598,263	2,955,598,263	2,686,065,988
Weighted average number of ordinary shares outstanding, diluted	2,955,598,263	2,955,598,263	2,686,065,988
Net loss per share, basic | (per share)	¥ (0.07)	$ (0.01)	¥ (0.79)
Net loss per share, diluted | (per share)	¥ (0.07)	$ (0.01)	¥ (0.79)
Class B Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (221,880)	$ (31,190)	¥ (2,272,068)
Accretion of redeemable noncontrolling interests	0	0	(6,364)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (221,880)	$ (31,190)	¥ (2,278,432)
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,000,071,637	3,000,071,637	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	3,000,071,637	3,000,071,637	2,876,391,396
Net loss per share, basic | (per share)	¥ (0.07)	$ (0.01)	¥ (0.79)
Net loss per share, diluted | (per share)	¥ (0.07)	$ (0.01)	¥ (0.79)